Provisions, contingent assets and contingent liabilities (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Receivables balance arising from reimbursements of contingencies	R$ 358	R$ 943
Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Total estimated risk	5,480	5,569
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Total estimated risk	1,048	870
Tax And Social Security Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	52,872	R$ 45,080
I N S S [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	11,552
I N S S [Member] | Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	2,219
Deposit balance	1,389
Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Deposit balance	719
Provisions recognized for tax and social securities lawsuits	741
Reversal of revenues from depreciation in excess	3,886
Irpj Csll Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Funding expenses	8,412
I S S [Member]
IfrsStatementLineItems [Line Items]
Amounts related to banking operation	5,957
Irpjandcsll [Member]
IfrsStatementLineItems [Line Items]
Goodwill - Deduction	4,141
Deductibility of losses in credit operations	5,933
Deductibility of loss in loan operations	2,965
I R P J [Member]
IfrsStatementLineItems [Line Items]
Goodwill amount guaranteed in purchase agreements	R$ 2,356